UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08203

T. Rowe Price Quantitative Management Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1.

QM Global Equity Fund	June 30, 2020
TQGEX	Investor Class
TQGAX	Advisor Class
TQGIX	I Class

Beginning on January 1, 2021, as permitted by SEC regulations, paper copies of the T. Rowe Price funds’ annual and semiannual shareholder reports will no longer be mailed, unless you specifically request them. Instead, shareholder reports will be made available on the funds’ website (troweprice.com/prospectus), and you will be notified by mail with a website link to access the reports each time a report is posted to the site.

If you already elected to receive reports electronically, you will not be affected by this change and need not take any action. At any time, shareholders who invest directly in T. Rowe Price funds may generally elect to receive reports or other communications electronically by enrolling at troweprice.com/paperless or, if you are a retirement plan sponsor or invest in the funds through a financial intermediary (such as an investment advisor, broker-dealer, insurance company, or bank), by contacting your representative or your financial intermediary.

You may elect to continue receiving paper copies of future shareholder reports free of charge. To do so, if you invest directly with T. Rowe Price, please call T. Rowe Price as follows: IRA, nonretirement account holders, and institutional investors, 1-800-225-5132; small business retirement accounts, 1-800-492-7670. If you are a retirement plan sponsor or invest in the T. Rowe Price funds through a financial intermediary, please contact your representative or financial intermediary or follow additional instructions if included with this document. Your election to receive paper copies of reports will apply to all funds held in your account with your financial intermediary or, if you invest directly in the T. Rowe Price funds, with T. Rowe Price. Your election can be changed at any time in the future.

T. ROWE PRICE QM GLOBAL EQUITY FUND

HIGHLIGHTS

■

World equity markets fell sharply in the first quarter but recovered partially in the second quarter. Your fund declined but outperformed the MSCI All Country World Index Net and the Lipper Global Multi-Cap Core Funds Index.

■

Our preference for higher-quality companies and those with high returns on equity (ROE), which outperformed lower-quality and lower-ROE companies, helped relative performance. Stock selection in the financials, real estate, and industrials and business services sectors was advantageous.

■	We had more than 300 holdings at the end of June, with larger positions in companies that are proven or stable and smaller positions in higher-risk companies.

■

We expect continued choppiness in world markets until a vaccine for the coronavirus is developed and we get a more permanent reopening. The U.S. path to recovery remains uncertain, even though asset prices have risen from late-March lows. Valuations in Europe and emerging markets are attractive.

Log in to your account at troweprice.com for more information.

*Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

CIO Market Commentary

Dear Shareholder

Financial markets recorded widely mixed results during the first half of 2020 as the spread of the coronavirus disrupted global economies. Although stocks and bonds experienced extraordinary volatility, historic levels of fiscal and monetary stimulus helped mitigate the losses.

Market sentiment was positive as we entered the year, and the S&P 500 Index advanced to a record high on February 19. However, stocks began falling as the coronavirus spread in Italy and other countries outside China. The major indexes continued their slide as cases mounted in the U.S. and New York City became the epicenter of the pandemic. Governments throughout the world issued stay-at-home orders to contain the virus, and some sectors, such as travel, restaurants, and shopping malls, nearly came to a halt.

According to the National Bureau of Economic Research, a recession officially began in February, ending the longest expansion in U.S. history. Over 22 million Americans lost their jobs in March and April, and many measures of economic activity, including retail sales and industrial production, experienced record-setting declines. By March 23, the S&P 500 Index had fallen by about a third from the start of the year.

In response to the rapid economic contraction, global central banks took bold accommodative steps, and many governments around the world passed emergency spending packages. The Federal Reserve cut its short-term lending rate to near zero and began massive purchases of government and corporate bonds to stimulate the economy and supply liquidity in the fixed income market.

The federal government also provided trillions of dollars in fiscal help in the form of direct payments to many Americans, expanded unemployment insurance, and subsidies to sectors such as transportation and health care that had been directly impacted by the pandemic. As lockdowns eased late in the period, there were signs of economic recovery, especially in stronger-than-expected payroll data, but surges in new virus cases in some states remained a concern.

Boosted by the stimulus and indications that the economy was mending faster than many expected, nearly all sectors recouped some of their losses by the end of June, and some segments were back in positive territory. For the six-month period, the tech-heavy Nasdaq Composite Index reached record highs and easily outperformed other benchmarks as the pandemic appeared to accelerate trends in retail, social media, and content streaming that benefited the large technology platforms. Large- and mid-cap growth stocks also produced positive returns and outperformed small-caps and value shares, which lost ground.

The S&P 500 Index finished the period with modest losses overall. Within the benchmark, tech and consumer discretionary stocks rallied, but energy shares were down more than 35% (including dividends) amid tumbling oil prices, and the financials sector struggled in a low-yield environment. Non-U.S. equity markets were generally negative and lagged the U.S. benchmarks.

In the fixed income universe, Treasuries were the top performers as yields dropped to record lows during the period, and other U.S. investment-grade bonds were also generally positive. High yield and emerging markets bonds were particularly hard hit during the market sell-off in March, but the sectors staged a strong recovery as investors sought out higher-yielding securities. Emerging markets debt denominated in U.S. dollars outperformed local currency issues, as weakness in certain currencies weighed on local bond performance in U.S. dollar terms.

As we enter the second half of the year, we expect markets to remain volatile. The scale of the stimulus and the potential for medical breakthroughs create the potential for stocks to move higher, but much depends on the course of the virus. Rising tensions between the U.S. and China, social unrest, and the U.S. elections in November could also drive market performance.

Our investment teams will be carefully monitoring these developments, and I believe that our disciplined fundamental research and strategic investing approach will continue to serve our shareholders well in this uncertain environment.

Thank you for your continued confidence in T. Rowe Price.

Sincerely,

Robert Sharps
Group Chief Investment Officer

Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE

The fund seeks long-term growth of capital.

FUND COMMENTARY

How did the fund perform in the past six months?

World equity markets fell sharply in the first quarter but recovered partially in the second quarter. Your fund returned -4.94% but outperformed its benchmark, the MSCI All Country World Index Net, and the Lipper Global Multi-Cap Core Funds Index. (Performance for the fund’s Advisor and I Class shares will vary due to their different fee structures. Past performance cannot guarantee future results.)

What factors influenced the fund’s performance?

According to our analysis of our investment universe, we see that companies with high returns on equity (ROE) outperformed those with lower ROEs, so our emphasis on the former significantly helped relative performance. ROE, which measures how effectively and efficiently a company and its management are using stockholder equity, is one of several important metrics that we consider. Another favorable factor was that stocks of higher-quality companies, which we prefer, outperformed lower-quality businesses.

On the other hand, companies with negative earnings and the most expensive stocks were the best performers, but we tend to underweight such companies. Also, companies with high free cash flow yields, which we favor, underperformed significantly, whereas businesses with low or negative free cash flow yields were significant outperformers. Our analysis also showed that companies that issued stock and diluted their existing shareholders performed well, as did companies with high sales growth. These factors had a neutral impact on relative performance.

In terms of attribution, the fund outperformed its MSCI benchmark due to relatively favorable stock selection, especially in the financials, real estate, and industrials and business services sectors. In financials, we were overweight exchange operators and index providers, with good performance from MarketAxess Holdings, an operator of an electronic platform for bond trading, and MSCI. Bank stocks fell significantly, but our industry underweighting worked to our advantage. In real estate, our stakes in SBA Communications, which owns and operates a portfolio of wireless infrastructure assets, as well as tower operators Crown Castle International and American Tower, contributed to our performance. These companies are organized as real estate investment trusts. In the industrials and business services sector, European companies Wolters Kluwer, which provides information, software, and services to various professional industries, and Schneider Electric also helped relative results. (Please refer to the fund’s portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)

On the other hand, stock selection in the consumer discretionary and information technology (IT) sectors could have been better. In consumer discretionary, our performance was hurt by not owning automaker Tesla and by being overweight in hotel stocks, such as Marriott International, and food service companies, such as Sodexo and Compass Group. In IT, our stock selection in the semiconductor industry, which is expensive, hindered performance.

How is the fund positioned?

The fund’s sector allocations as of June 30 were very similar to those of the MSCI index. As shown in the Sector Diversification table, IT, financials, health care, and consumer discretionary were the fund’s largest sector allocations. We expect most of the fund’s performance will be due to stock selection decisions—which we make after we identify quality companies through our multi-factor ranking process—but we may make sector or country bets when we see opportunities to add value. To help us control risk, we limit the size of any sector or regional bets.

Another means of controlling risk is broad diversification. We had more than 300 holdings at the end of June, and only a small number of them, as shown in the Twenty-Five Largest Holdings table on page 9, represented 1.0% or more of the fund’s assets.

A third means of controlling risk is managing position sizes. We tend to have larger positions in companies that are proven or stable, such as Microsoft, China’s Tencent Holdings, and Taiwan Semiconductor Manufacturing. Firms such as these are industry leaders with strong cash flows that can be used to grow their businesses or returned to shareholders via dividends and stock buybacks. In contrast, we tend to have smaller positions in higher-risk companies, such as smaller biotechnology firms.

We took advantage of heightened global market volatility and economic disruption to buy companies whose rankings improved. New holdings include French luxury goods maker LVMH, fast-food restaurant McDonald’s, European aerospace and defense giant Airbus, Spanish electric utility Iberdrola, and UK spirits maker Diageo. On the other hand, we eliminated positions in companies whose rankings decreased, such as software company Oracle, news and media conglomerate Thomson Reuters, and financial services giant HSBC Holdings.

At the end of June, 61% of the fund’s assets were invested in North America, with most of that in the U.S. Europe accounted for 17%, while Japan and other Asian markets represented most of the remainder. After the U.S. (58%), our largest country allocations were Japan (7%), China (5%), the UK (about 3.5%), Canada (3%), and France (about 3%). We had investments in more than 30 countries, and our country allocations in most cases were very close to those of the benchmark.

What is portfolio management’s outlook?

The global equity market rally in the second quarter was fueled by optimism that COVID-19, the disease caused by the coronavirus, was beginning to subside and by historic fiscal and monetary stimulus. The stimulus provided by central banks and governments was significantly larger than what was provided over multiple years following the 2008–2009 global financial crisis, and, if it remains as strong, we don’t expect an immediate change in factor leadership.

Though much of the U.S. economy has begun reopening, there appear to be a few persistent trends that have carried through to this phase. For example, the travel industry may remain challenged, banks will continue to face the headwind of near-zero interest rates, and brick-and-mortar retailers are under pressure from the accelerating shift to e-commerce. Despite the recovery in asset prices, the path to economic recovery remains uncertain, and, as we write this commentary, we are seeing a resurgence of COVID-19 cases in the U.S. and some other countries. We expect continued choppiness in world markets until a vaccine is developed and we get a more permanent reopening.

In Europe, where economic growth was weak going into the pandemic, virus containment and reopening strategies have been largely successful. Monetary policy remains very accommodative, but the European Central Bank has limited scope for further stimulus measures. Fiscal stimulus is coming, as European Union leaders recently agreed to a mammoth budget and economic recovery package, and equity valuations are inexpensive.

In Asia, economic growth going into the crisis was also weak, but coronavirus outbreaks in this region have thus far been milder than in the rest of the world. The region remains sensitive to global industrial production and trade trends. In Japan, fiscal and monetary stimulus could provide a solid backdrop for an economic recovery, while companies generally hold high cash levels, meaning they have more cushion for weakness.

In emerging markets, equity valuations are attractive relative to developed markets. Demand from China has largely rebounded, and central banks have had flexibility to ease monetary policy due to a dovish U.S. Federal Reserve. However, emerging markets are sensitive to global trade trends, including tensions between the U.S. and China, and governments generally have limited ability to enact fiscal stimulus.

The investment landscape has changed dramatically and abruptly, and volatility this year has been extraordinary at times, but we can assure you that our investment strategy and disciplined stock selection process remain the same. We continue to look for high-quality stocks of companies of all sizes—in both developed and emerging markets—with favorable attributes. We believe that such companies will persevere through challenging economic and financial conditions and distinguish themselves over time with strong operating and share-price performance relative to lower-quality businesses. We are grateful for your continued confidence in our investment management abilities.

The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

RISKS OF INVESTING IN THE FUND

Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a particular company or industry.

The fund’s focus on large and medium-sized companies subjects the fund to the risk that larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and they may be less capable of responding quickly to competitive challenges and industry changes. Because the fund focuses on large and medium-sized companies, its share price could be more volatile than that of a fund that invests only in large companies. Medium-sized companies typically have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies.

Investing in the securities of non-U.S. issuers involves special risks not typically associated with investing in U.S. issuers. Foreign securities tend to be more volatile and less liquid than investments in U.S. securities and may lose value because of adverse local, political, social, or economic developments overseas or due to changes in the exchange rates between foreign currencies and the U.S. dollar. In addition, foreign investments are subject to settlement practices and regulatory and financial reporting standards that differ from those of the U.S.

The fund’s strategy relies heavily on quantitative models and the analysis of specific metrics to construct the portfolio. The impact of these metrics on a stock’s performance can be difficult to predict, and stocks that previously possessed certain desirable quantitative characteristics may not continue to demonstrate those same characteristics in the future. In addition, relying on quantitative models entails the risk that the models themselves may be limited or incorrect, that the data on which the models rely may be incorrect or incomplete, and that the advisor may not be successful in selecting companies for investment or determining the weighting of particular stocks in the fund’s portfolio. Any of these factors could cause the fund to underperform funds with similar strategies that do not select stocks based on quantitative analysis.

BENCHMARK INFORMATION

Note: Lipper, a Thomson Reuters Company, is the source for all Lipper content reflected in these materials. Copyright 2020 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

Note: MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

PORTFOLIO HIGHLIGHTS

TWENTY-FIVE LARGEST HOLDINGS

	Percent of Net Assets 6/30/20
Apple	3.8%
Microsoft	3.7
Amazon.com	2.8
Alphabet	1.9
Tencent Holdings	1.3
Facebook	1.3
Visa	1.0
JPMorgan Chase	1.0
Alibaba Group Holding	1.0
Taiwan Semiconductor Manufacturing	0.9
Mastercard	0.9
Johnson & Johnson	0.8
Nestle	0.8
Samsung Electronics	0.8
Home Depot	0.8
UnitedHealth Group	0.8
Procter & Gamble	0.7
Adobe	0.7
Verizon Communications	0.7
Union Pacific	0.7
S&P Global	0.7
Bank of America	0.7
Roche Holding	0.6
Sony	0.6
Merck	0.6
Total	**29.6%**

Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

EXPENSE RATIO

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Please note that the fund has three share classes: The original share class (Investor Class) charges no distribution and service (12b-1) fee, the Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, and I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client (enrollment in these programs generally requires T. Rowe Price assets of at least $250,000). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

June 30, 2020 (Unaudited)

PORTFOLIO OF INVESTMENTS‡

(Cost and value in $000s)

	Shares	$ Value
AUSTRALIA 1.6%		
Common Stocks 1.6%		
Aristocrat Leisure	1,110	20
Australia & New Zealand Banking Group	1,800	23
CSL	329	66
Lendlease Group	1,987	17
Macquarie Group	964	80
Rio Tinto	1,709	117
Total Australia (Cost $250)		**323**
AUSTRIA 0.1%		
Common Stocks 0.1%		
OMV (1)	656	22
Total Austria (Cost $21)		**22**
BRAZIL 0.6%		
Common Stocks 0.6%		
Cia de Saneamento Basico do Estado de Sao Paulo	2,670	28
Equatorial Energia (1)	9,000	39
Qualicorp	3,960	21
Sul America	2,500	21
		109
Preferred Stocks 0.0%		
Itau Unibanco Holding (2)	1,875	9
		9
Total Brazil (Cost $105)		**118**
CANADA 3.3%		
Common Stocks 3.3%		
Alimentation Couche-Tard, Class B (3)	1,800	56
Brookfield Asset Management, Class A	1,600	53
Canadian Pacific Railway	168	43

CGI (1)	853	54
Cogeco Communications (3)	502	36
Constellation Software	71	80
Franco-Nevada (USD) (3)	130	18
Intact Financial	300	28
Loblaw	700	34
Magna International (3)	1,113	50
National Bank of Canada	400	18
TC Energy	1,544	66
Toronto-Dominion Bank (3)	1,382	62
WSP Global (3)	866	53
Total Canada (Cost $601)		**651**

CHINA 5.0%

Common Stocks 4.4%

A-living Services, H Shares (HKD)	6,000	30
Alibaba Group Holding, ADR (USD) (1)	890	192
Anhui Conch Cement, H Shares (HKD)	5,500	37
China Communications Services, H Shares (HKD)	30,000	19
China Medical System Holdings (HKD)	15,000	18
China Merchants Bank, H Shares (HKD)	7,500	35
China Resources Gas Group (HKD)	10,000	49
Guangdong Investment (HKD)	10,000	17
Haier Electronics Group (HKD)	8,000	24
Ping An Insurance Group, H Shares (HKD)	7,500	75
Shandong Weigao Group Medical Polymer, H Shares (HKD)	36,000	80
Tencent Holdings (HKD)	4,100	263
Zhongsheng Group Holdings (HKD)	5,500	31
		870

Common Stocks - China A Shares 0.6%

Gree Electric Appliances of Zhuhai, A Shares (CNH)	7,900	63
Huayu Automotive Systems, A Shares (CNH)	10,900	32
Muyuan Foodstuff, A Shares (CNH)	2,040	24
		119
Total China (Cost $718)		**989**

DENMARK 0.1%

Common Stocks 0.1%

Genmab (1)	32	11
Total Denmark (Cost $10)		**11**

FINLAND 0.6%

Common Stocks 0.6%

Elisa	450	27
Neste	1,855	73
UPM-Kymmene	653	19
Total Finland (Cost $102)		**119**

FRANCE 2.8%

Common Stocks 2.8%

Airbus (1)	488	35
AXA (1)	1,342	28
BNP Paribas (1)	487	20
Cie Generale des Etablissements Michelin	318	33
Faurecia (1)	566	22
LVMH Moet Hennessy Louis Vuitton	210	93
Safran (1)	434	44
Schneider Electric	694	77
Sodexo	238	16
Teleperformance	121	31
TOTAL (3)	2,047	79
Vinci	724	67
Total France (Cost $556)		**545**

GERMANY 2.1%

Common Stocks 2.0%

adidas (1)	194	51
Allianz	287	59

BASF	592	33
Bayer	455	34
Deutsche Wohnen	1,218	55
Hannover Rueck	426	74
Munich Re	135	35
RWE	695	24
Siemens	310	36
		401
Preferred Stocks 0.1%		
Volkswagen (1)	197	30
		30
Total Germany (Cost $427)		**431**

HONG KONG 1.2%

Common Stocks 1.2%		
AIA Group	8,400	78
HKT Trust & HKT	32,000	47
Link	2,400	20
Techtronic Industries	7,000	69
WH Group	23,000	20
Total Hong Kong (Cost $166)		**234**

HUNGARY 0.2%

Common Stocks 0.2%		
OTP Bank (1)	1,005	35
Total Hungary (Cost $45)		**35**

INDIA 0.5%

Common Stocks 0.5%		
HDFC Bank, ADR (USD)	776	35
Kotak Mahindra Bank	1,935	35
Petronet LNG	10,613	37
Total India (Cost $95)		**107**

INDONESIA 0.3%		
Common Stocks 0.3%		
Bank Rakyat Indonesia Persero	172,500	37
Pakuwon	625,200	18
Total Indonesia (Cost $63)		**55**
IRELAND 0.2%		
Common Stocks 0.2%		
ICON (USD) (1)	216	36
Total Ireland (Cost $16)		**36**
ISRAEL 0.2%		
Common Stocks 0.2%		
Mizrahi Tefahot Bank	2,258	42
Total Israel (Cost $58)		**42**
ITALY 0.7%		
Common Stocks 0.7%		
Enel	8,823	76
Snam	3,911	19
Terna Rete Elettrica Nazionale	6,308	44
Total Italy (Cost $116)		**139**
JAPAN 6.7%		
Common Stocks 6.7%		
Asahi Group Holdings (3)	1,200	42
Astellas Pharma	2,300	38
Bandai Namco Holdings	1,400	74
Daito Trust Construction	200	18
Daiwa House Industry	900	21
Fujitsu	600	70
Hikari Tsushin	100	23

Hitachi	1,200	38
Hoya	900	86
ITOCHU	4,500	97
Kao	600	48
MINEBEA MITSUMI	3,000	55
Mitsubishi Chemical Holdings	3,400	20
Nabtesco	1,200	37
Nexon	1,900	43
Nippon Telegraph & Telephone	4,400	103
NOF	900	31
Nomura Research Institute	1,000	27
Shionogi	500	31
SoftBank Group	700	35
Sompo Holdings	800	28
Sony	1,800	124
Suzuki Motor	900	31
Taisei	700	26
TIS	2,400	51
Tokio Marine Holdings	700	31
Tokyo Century (3)	900	46
Tokyo Electron	200	49
Total Japan (Cost $1,201)		**1,323**

MEXICO 0.1%

Common Stocks 0.1%

Wal-Mart de Mexico	9,800	23
Total Mexico (Cost $25)		**23**

NETHERLANDS 1.5%

Common Stocks 1.5%

Koninklijke Ahold Delhaize	2,215	60
Koninklijke DSM	721	100
Koninklijke Philips (1)	1,102	52
Wolters Kluwer	1,064	83
Total Netherlands (Cost $197)		**295**

SINGAPORE 0.1%

Common Stocks 0.1%

United Overseas Bank	1,700	25
Total Singapore (Cost $25)		**25**

SOUTH KOREA 0.9%

Common Stocks 0.9%

LG Household & Health Care	23	26
Samsung Electronics	3,387	150
Total South Korea (Cost $116)		**176**

SPAIN 0.4%

Common Stocks 0.4%

Amadeus IT Group, A Shares	559	29
Iberdrola	4,597	54
Total Spain (Cost $77)		**83**

SWEDEN 1.5%

Common Stocks 1.5%

Boliden	1,580	36
Castellum	2,009	38
Essity, B Shares (1)	947	31
Investor, B Shares	1,017	54
Kindred Group, SDR	2,968	18
L E Lundbergforetagen, B Shares (1)	417	19
Lundin Energy	1,650	40
Swedbank, A Shares (1)	2,581	33
Swedish Match	349	25
Total Sweden (Cost $324)		**294**

SWITZERLAND 2.8%

Common Stocks 2.8%

Alcon (1)	238	14

Lonza Group	143	76
Nestle	1,395	155
Novartis	1,027	90
Roche Holding	367	127
Sika	147	28
Swiss Life Holding	141	52
Total Switzerland (Cost $393)		**542**

TAIWAN 2.3%

Common Stocks 2.3%

Accton Technology	3,000	23
Chailease Holding	16,827	72
E.Sun Financial Holding	81,844	77
President Chain Store	3,000	30
Taiwan Semiconductor Manufacturing	17,000	182
Uni-President Enterprises	26,000	63
Total Taiwan (Cost $330)		**447**

THAILAND 0.1%

Common Stocks 0.1%

Electricity Generating	1,700	14
Total Thailand (Cost $20)		**14**

UNITED KINGDOM 3.5%

Common Stocks 3.5%

Ashtead Group	2,345	79
BP	8,658	33
British American Tobacco	1,070	41
Bunzl	882	24
Compass Group	1,545	21
Croda International	455	30
Diageo	1,246	41
Experian	2,280	80
Ferguson	215	18

London Stock Exchange Group	260	27
RELX	1,911	44
Royal Dutch Shell, B Shares	4,507	68
Segro	5,259	58
Smith & Nephew	1,433	27
Unilever	1,696	92
Total United Kingdom (Cost $700)		**683**

UNITED STATES 57.8%

Common Stocks 57.8%

3M	331	52
Abbott Laboratories	1,110	102
AbbVie	785	77
Accenture, Class A	437	94
Activision Blizzard	314	24
Adobe (1)	329	143
Air Products & Chemicals	210	51
Allstate	437	42
Alnylam Pharmaceuticals (1)	160	24
Alphabet, Class A (1)	270	383
Altria Group	1,122	44
Amazon.com (1)	201	555
Ameren	1,127	79
American Electric Power	540	43
American Express	299	28
American Tower, REIT	210	54
American Water Works	340	44
Amgen	372	88
Anthem	270	71
Aon, Class A (3)	250	48
Apple	2,057	750
Applied Materials	606	37
Arch Capital Group (1)	1,200	34
AutoZone (1)	49	55
Bank of America	5,457	130

Baxter International	766	66
Becton Dickinson & Company	173	41
Biogen (1)	90	24
BlackRock	96	52
Boeing	189	35
Booking Holdings (1)	18	29
Booz Allen Hamilton Holding	610	47
Broadcom	206	65
Carrier Global (3)	1,113	25
Cboe Global Markets	320	30
Celanese	563	49
Chevron	710	63
Chubb	347	44
Church & Dwight	870	67
Cintas	110	29
Cisco Systems	2,181	102
Citigroup	790	40
Comcast, Class A	2,914	114
ConocoPhillips	1,210	51
Cooper	93	26
Crown Castle International, REIT	265	44
Crown Holdings (1)	539	35
Danaher	585	103
Darden Restaurants	270	20
DaVita (1)	389	31
Discover Financial Services	321	16
Dollar General	620	118
DTE Energy	224	24
eBay	380	20
Elanco Animal Health (1)	1,000	21
Electronic Arts (1)	211	28
EOG Resources	434	22
Equifax (3)	237	41
Equity LifeStyle Properties, REIT	880	55
Estee Lauder, Class A	423	80
Evergy	440	26

Exact Sciences (1)	290	25
Facebook, Class A (1)	1,129	256
Fidelity National Information Services	818	110
Fiserv (1)	926	90
FleetCor Technologies (1)	190	48
Global Payments (3)	495	84
Globe Life	468	35
Hologic (1)	798	46
Home Depot	597	150
Honeywell International	534	77
ICU Medical (1)	70	13
IHS Markit	800	60
Illinois Tool Works	218	38
Incyte (1)	153	16
Intel	1,694	101
Intercontinental Exchange	807	74
Intuit	216	64
Intuitive Surgical (1)	115	66
IQVIA Holdings (1)	300	43
Johnson & Johnson	1,160	163
JPMorgan Chase	2,064	194
Keurig Dr Pepper (3)	660	19
Kimberly-Clark	429	61
L3Harris Technologies	74	13
Lam Research	238	77
Linde (EUR) (3)	401	85
LKQ (1)	837	22
Lockheed Martin	140	51
Lowe's	180	24
Marathon Petroleum	340	13
MarketAxess Holdings	158	79
Marriott International, Class A	469	40
Marsh & McLennan	687	74
Mastercard, Class A	588	174
McDonald's	420	77
Merck	1,601	124

Micron Technology (1)	600	31
Microsoft	3,564	725
Mondelez International, Class A	1,196	61
MSCI	250	83
NextEra Energy	480	115
Northrop Grumman	180	55
NVR (1)	10	33
NXP Semiconductors	280	32
Old Dominion Freight Line	170	29
Otis Worldwide	546	31
Packaging Corp. of America	738	74
PayPal Holdings (1)	550	96
PepsiCo	794	105
Pfizer	3,123	102
PNC Financial Services Group	110	12
Procter & Gamble	1,231	147
Progressive	680	54
Prologis, REIT	810	76
Prudential Financial	150	9
Raytheon Technologies	553	34
Republic Services	983	81
ResMed	406	78
Roper Technologies	170	66
Ross Stores	751	64
S&P Global	402	132
SBA Communications, REIT	280	83
Seattle Genetics (1)	240	41
Sherwin-Williams	50	29
Sun Communities, REIT	240	33
Synopsys (1)	401	78
Target	320	38
Teledyne Technologies (1)	100	31
Texas Instruments	731	93
Thermo Fisher Scientific	270	98
Tyson Foods, Class A	368	22
Union Pacific	789	133

UnitedHealth Group	500	147
Vail Resorts	142	26
Valero Energy	392	23
VeriSign (1)	200	41
Verizon Communications	2,549	141
Vertex Pharmaceuticals (1)	199	58
Visa, Class A (3)	1,060	205
VMware, Class A (1)	208	32
Walmart	786	94
Walt Disney	768	86
Zoetis	613	84
Total United States (Cost $7,270)		**11,362**

SHORT-TERM INVESTMENTS 0.8%

Money Market Funds 0.8%

T. Rowe Price Government Reserve Fund, 0.14% (4)(5)	156,764	157
Total Short-Term Investments (Cost $157)		**157**

SECURITIES LENDING COLLATERAL 3.2%

Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 3.2%

Short-Term Funds 3.2%

T. Rowe Price Short-Term Fund, 0.22% (4)(5)	63,150	632
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank		632
Total Securities Lending Collateral (Cost $632)		**632**

Total Investments in Securities 103.1% of Net Assets (Cost $15,191)	**$ 20,259**

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.

(1) Non-income producing

The accompanying notes are an integral part of these financial statements.

June 30, 2020 (Unaudited)

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Quantitative Management Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The QM Global Equity Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks long-term growth of capital. The fund has three classes of shares: the QM Global Equity Fund (Investor Class), the QM Global Equity Fund–Advisor Class (Advisor Class), and the QM Global Equity Fund–I Class (I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $1 million initial investment minimum, although the minimum generally is waived for retirement plans, financial intermediaries, and certain other accounts. The Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor and I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Investment Transactions, Investment Income, and Distributions Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution may also be declared and paid by the fund annually.

Currency Translation Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.

Class Accounting Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.

New Accounting Guidance In March 2020, the FASB issued Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The guidance is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of the ASU on the fund’s financial statements.

Indemnification In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 - VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

NOTE 3 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging and Frontier Markets The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, generally have economic structures that are less diverse and mature, and political systems that are less stable, than developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S. securities. Investing in frontier markets is significantly riskier than investing in other countries, including emerging markets.

Securities Lending The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At June 30, 2020, the value of loaned securities was $670,000; the value of cash collateral and related investments was $690,000.

Other Purchases and sales of portfolio securities other than short-term securities aggregated $2,636,000 and $3,122,000, respectively, for the six months ended June 30, 2020.

NOTE 4 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of December 31, 2019, the fund had $340,000 of available capital loss carryforwards.

At June 30, 2020, the cost of investments for federal income tax purposes was $15,199,000. Net unrealized gain aggregated $5,060,000 at period-end, of which $5,804,000 related to appreciated investments and $744,000 related to depreciated investments.

NOTE 5 - FOREIGN TAXES

The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.

NOTE 6 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.25% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. The fee is computed daily and paid monthly. At June 30, 2020, the effective annual group fee rate was 0.29%.

The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation date indicated in the table below. During the limitation period, Price Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; and other non-recurring expenses permitted by the investment management agreement) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.

The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; and other non-recurring expenses permitted by the investment management agreement, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.

Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the six months ended June 30, 2020 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $202,000 remain subject to repayment by the fund at June 30, 2020. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the six months ended June 30, 2020, expenses incurred pursuant to these service agreements were $34,000 for Price Associates and $7,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.

The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds, or the T. Rowe Price Short-Term Fund, a short-term bond fund (collectively, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending is invested in the T. Rowe Price Short-Term Fund. The Price Reserve Funds pay no investment management fees.

As of June 30, 2020, T. Rowe Price Group, Inc., or its wholly owned subsidiaries owned 950,000 shares of the Investor Class, representing 69% of the Investor Class’s net assets and 25,000 shares of the Advisor Class, representing 100% of the Advisor Class’s net assets and 25,000 shares of the I Class, representing 45% of the I Class’s net assets.

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2020, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.

Effective January 1, 2020, Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2020, this reimbursement amounted to less than $1,000.

NOTE 7 - OTHER MATTERS

Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.

These types of events may also cause widespread fear and uncertainty, and result in, among other things: quarantines and travel restrictions, including border closings; disruptions to business operations and supply chains; exchange trading suspensions and closures, and overall reduced liquidity of securities, derivatives, and commodities trading markets; reductions in consumer demand and economic output; and significant challenges in healthcare service preparation and delivery. The funds could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. In addition, the operations of the funds, their investment advisers, and the funds’ service providers may be significantly impacted, or even temporarily halted, as a result of extensive employee illnesses or unavailability, government quarantine measures, and restrictions on travel or meetings and other factors related to public emergencies. Recently, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.

Governmental and quasi-governmental authorities and regulators have in the past responded to major economic disruptions with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs, and dramatically lower interest rates. An unexpected or quick reversal of these policies, or the ineffectiveness of these policies, could negatively impact overall investor sentiment and further increase volatility in securities markets.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.

The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:

https://www.troweprice.com/corporate/en/utility/policies.html

Scroll down to the section near the bottom of the page that says, “Proxy Voting Policies.” Click on the Proxy Voting Policies link in the shaded box.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

Effective for reporting periods on or after March 1, 2019, a fund, except a money market fund, files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Prior to March 1, 2019, a fund, including a money market fund, filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A money market fund files detailed month-end portfolio holdings information on Form N-MFP with the SEC each month and posts a complete schedule of portfolio holdings on its website (troweprice.com) as of each month-end for the previous six months. A fund’s Forms N-PORT, N-MFP, and N-Q are available electronically on the SEC’s website (sec.gov).

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment advisor, T. Rowe Price Associates, Inc. (Advisor), on behalf of the fund. In that regard, at a meeting held on March 9–10, 2020 (Meeting), the Board, including all of the fund’s independent directors, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Advisor and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, the Advisor was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Advisor about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.

Services Provided by the Advisor
The Board considered the nature, quality, and extent of the services provided to the fund by the Advisor. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Advisor’s senior management team and investment personnel involved in the management of the fund, as well as the Advisor’s compliance record. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Advisor.

Investment Performance of the Fund
The Board took into account discussions with the Advisor and reports that it receives throughout the year relating to fund performance. In connection with the Meeting, the Board reviewed the fund’s net annualized total return for the one-, two-, and three-year periods as of September 30, 2019, and compared these returns with the performance of a peer group of funds with similar investment programs and a wide variety of other previously agreed-upon comparable performance measures and market data, including those supplied by Broadridge, which is an independent provider of mutual fund data.

On the basis of this evaluation and the Board’s ongoing review of investment results, and factoring in the relative market conditions during certain of the performance periods and the fund’s limited operating history, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Advisor under the Advisory Contract and other benefits that the Advisor (and its affiliates) may have realized from its relationship with the fund, including any research received under “soft dollar” agreements and commission-sharing arrangements with broker-dealers. The Board considered that the Advisor may have received some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the fund’s portfolio transactions. However, the Board also considered that, effective January 2020, the Advisor began bearing the cost of research services for all client accounts that it advises, including the T. Rowe Price funds. The Board received information on the estimated costs incurred and profits realized by the Advisor from managing the T. Rowe Price funds. While the Board did not review information regarding profits realized from managing the fund in particular because the fund had either not achieved sufficient portfolio asset size or not recognized sufficient revenues to produce meaningful profit margin percentages, the Board concluded that the Advisor’s profits were reasonable in light of the services provided to the T. Rowe Price funds.

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract from any economies of scale realized by the Advisor. Under the Advisory Contract, the fund pays a fee to the Advisor for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds (including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets—and the fund pays its own expenses of operations (subject to contractual expense limitations agreed to by the Advisor with respect to the Investor Class, Advisor Class, and I Class). At the Meeting, the Board approved an additional 0.005% breakpoint to the group fee schedule, effective May 1, 2020. With the new breakpoint, the group fee rate will decline to 0.260% when the combined average net assets of the applicable T. Rowe Price funds exceed $845 billion. The Board concluded that the advisory fee structure for the fund continued to provide for a reasonable sharing of benefits from any economies of scale with the fund’s investors.

Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, total expenses, actual management fees, and nonmanagement expenses of the Investor Class of the fund with a group of competitor funds selected by Broadridge (Investor Class Expense Group); (ii) total expenses and actual management fees of the Advisor Class of the fund with a group of competitor funds selected by Broadridge (Advisor Class Expense Group); and (iii) total expenses, actual management fees, and nonmanagement expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Advisor after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the first quintile (Investor Class Expense Group), the fund’s actual management fee rate ranked in the first quintile (Investor Class Expense Group, Advisor Class Expense Group, and Expense Universe), and the fund’s total expenses ranked in the first quintile (Investor Class Expense Group and Advisor Class Expense Group) and first and second quintiles (Expense Universe).

The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Advisor and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. Management provided the Board with information about the Advisor’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the mutual fund business. The Board considered information showing that the Advisor’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Advisor’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Advisor to manage its mutual fund business versus managing a discrete pool of assets as a subadvisor to another institution’s mutual fund or for an institutional account and that the Advisor generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients.

On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.

Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).

LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program (Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment advisor, T. Rowe Price Associates, Inc. (Price Associates), as the administrator of the Liquidity Program. As administrator, Price Associates is responsible for overseeing the day-to-day operations of the Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. Price Associates has delegated oversight of the Liquidity Program to a Liquidity Risk Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within Price Associates.

The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’ compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions. Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.

As required by the Liquidity Rule, at a meeting held on May 4, 2020, the Board was presented with an annual assessment prepared by the LRC, on behalf of Price Associates, that addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM). The annual assessment included consideration of the following factors, as applicable: the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of June 1, 2019, through March 31, 2020. The report described the methodology for classifying a fund’s investments (including derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category. It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.

Certain provisions of the Liquidity Program initially became effective on December 1, 2018, and the full Liquidity Program was formally approved by the Board in April 2019. During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program since its implementation has operated adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Quantitative Management Funds, Inc.

		By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 18, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

		By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 18, 2020

		By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 18, 2020